30. Partnerships in E&P activities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [abstract]
Summary of interests in joint arrangements

As of December 31, 2020, the Company holds interests in 98 partnerships with 40 companies, among which Petrobras is the operator in 55 (in 2019, 112 partnerships with 42 companies and operator in 64). The partnerships formed in 2019 and 2020 are described below:

Consortium	Location	% Petrobras	% Partners	Operator	Year	Additional Information	ANP Bonus Petrobras portion
Tartaruga Verde Módulo III Espadarte	Campos Basin	50%	Petronas – 50%	Petrobras	2019	Concession – Disposal of 50% to Petronas	N/A
Búzios (Transfer of Rights Surplus)	Santos basin pre-salt	90%	CNODC – 5% CNOOC – 5%	Petrobras	2019	Production sharing – Transfer of Rights Surplus Production ANP Bidding Round	14,912
C-M-477	Campos Basin	70%	BP – 30%	Petrobras	2019	Concession - 16th ANP Bidding Round	348
Aram	Santos basin pre-salt	80%	CNODC – 20%	Petrobras	2019	Production sharing – 6th ANP Bidding Round	982
BT-SEAL-13A	Sergipe Alagoas basin	50%	Petrogal – 50%	Petrogal	2020	Concession – split	N/A
BT-POT-55A	Potiguar basin	70%	Sonangol – 30%	Petrobras	2020	Concession – split	N/A

Summary of joint production arrangements

The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2020 (kboed)	Regime
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	790,4	Concession
Roncador	Campos basin	75%	Equinor – 25%	132,1	Concession
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	119,0	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	31,2	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	12,5	Production sharing
Papa-Terra	Campos basin	62.5%	Chevron – 37.5%	12,2	Concession
Manati	Camamu basin	35%	Enauta Energia S.A. – 45% Brasoil – 10% Geopark – 10%	5,3	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	26,7	Concession
Sururu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	8,7	Concession
Oeste de Atapu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	1,6	Concession
Tartaruga Verde	Campos basin	50%	Petronas – 50%	48,.8	Concession
Total				1,188.5

Schedule of changes on the reimbursements payable

The table below presents changes on the reimbursements payable relating to these fields:

	12.31.2020	12.31.2019
Opening balance	113	159
Additions/(Write-offs) on PP&E	278	50
Indexation charges	−	4
Payments made	(17)	(92)
Other income and expenses	(50)	(2)
Cumulative translation adjustments	46	(6)
Closing balance	370	113